Revenue - Schedule of Disaggregation of Revenues (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 904,876	₨ 790,934	₨ 619,430
Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	501,204	454,555	379,287
Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	397,625	330,206	232,480
IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	893,006	777,466	602,855
IT services [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	496,532	448,766	372,121
IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	396,474	328,700	230,734
IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	260,143	216,843	177,387
IT services [member] | Americas1 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	150,188	121,656	98,868
IT services [member] | Americas1 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109,955	95,187	78,519
IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	277,024	238,123	178,920
IT services [member] | Americas2 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	141,397	131,975	110,143
IT services [member] | Americas2 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	135,627	106,148	68,777
IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	255,435	232,021	164,498
IT services [member] | Europe [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	146,280	139,031	108,591
IT services [member] | Europe [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109,155	92,990	55,907
IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100,404	90,479	82,050
IT services [member] | Asia Pacific Middle East Africa [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58,667	56,104	54,519
IT services [member] | Asia Pacific Middle East Africa [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,737	34,375	27,531
IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,047	6,173	7,663
India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,823	7,295	8,912
India State Run Enterprise (ISRE) [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,672	5,789	7,166
India State Run Enterprise (ISRE) [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,151	1,506	1,746
Rendering of Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	898,829	784,761	611,767
Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	893,006	777,466	602,855
Rendering of Services [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	260,143	216,843	177,387
Rendering of Services [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	277,024	238,123	178,920
Rendering of Services [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	255,435	232,021	164,498
Rendering of Services [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100,404	90,479	82,050
Rendering of Services [member] | India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,823	7,295	8,912
Sales of Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,047	6,173	7,663
Sales of Products [member] | IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,047	6,173	7,663
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,047	6,173	7,663
Products [member] | IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,047	6,173	7,663
Banking Financial Services and Insurance [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	311,843	269,772	185,152
Banking Financial Services and Insurance [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,611	2,609	2,609
Banking Financial Services and Insurance [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	171,085	144,076	103,040
Banking Financial Services and Insurance [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102,741	93,039	56,275
Banking Financial Services and Insurance [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,406	30,048	23,228
Health [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	105,190	91,051	81,594
Health [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	82,992	73,542	64,397
Health [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	213	127	18
Health [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,896	13,975	12,390
Health [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,089	3,407	4,789
Consumer [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	167,644	136,441	98,839
Consumer [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109,398	89,824	68,258
Consumer [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,087	2,589	2,306
Consumer [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,010	31,718	17,731
Consumer [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,149	12,310	10,544
Communications [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,373	38,581	31,123
Communications [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,059	9,387	6,252
Communications [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,399	1,207	1,112
Communications [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,510	12,952	8,247
Communications [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,405	15,035	15,512
Energy, Natural Resources and Utilities [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102,735	94,584	78,819
Energy, Natural Resources and Utilities [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	739	712	426
Energy, Natural Resources and Utilities [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,949	36,413	27,405
Energy, Natural Resources and Utilities [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,767	38,421	31,271
Energy, Natural Resources and Utilities [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,280	19,038	19,717
Manufacturing [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61,467	53,278	48,978
Manufacturing [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	163	199	265
Manufacturing [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,148	26,662	23,350
Manufacturing [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,732	23,220	22,339
Manufacturing [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,424	3,197	3,024
Technology [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	101,754	93,759	78,350
Technology [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,181	40,570	35,180
Technology [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,143	27,049	21,689
Technology [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,779	18,696	16,245
Technology [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 6,651	₨ 7,444	₨ 5,236